Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Other Current Liabilities [Abstract]
Schedule of other current liabilities
As at December 31,	2020	2019
Deferred revenue (Note 22)	$81,759	$65,704
Decommissioning liabilities (Note 22)	790	826
Uncertain tax positions	1,315	1,315
Income taxes payable	7,326	118
Lease liabilities	2,131	1,866
Other	2,834	2,486
Other current liabilities	$96,155	$72,315